SHARE-BASED COMPENSATION - Restricted ordinary shares (Details)					1 Months Ended		12 Months Ended
	Oct. 19, 2018 CNY (¥)	Jun. 08, 2018 CNY (¥) shares	May 27, 2016	Jan. 07, 2016 CNY (¥) shares	Feb. 29, 2016 CNY (¥)	May 31, 2015 $ / shares shares	Dec. 31, 2020 $ / shares	Dec. 31, 2020 CNY (¥) shares	Dec. 31, 2019 CNY (¥) shares	Dec. 31, 2018 CNY (¥)
Research and development expenses
SHARE-BASED COMPENSATION
Share-based compensation expenses | ¥	¥ 8,935,076
General and administrative expenses
SHARE-BASED COMPENSATION
Share-based compensation expenses | ¥	¥ 10,535,229	¥ 33,537,572
Restricted ordinary shares
SHARE-BASED COMPENSATION
Vesting period						4 years
Period to repurchase restricted ordinary shares						60 days
Estimated fair value of ordinary shares | $ / shares						$ 0.53
Share-based compensation expenses, upon waiver of service condition | ¥					¥ 7,574,133
Modification of restricted ordinary shares				3,307,500
Unrecognized compensation cost | ¥				¥ 9,803,035
Share-based compensation expenses | ¥										¥ 226,242,279
Total fair value of shares vested | ¥										264,075,922
Number of Shares
Granted (in shares)						59,459,020
Restricted ordinary shares | Research and development expenses
SHARE-BASED COMPENSATION
Share-based compensation expenses | ¥										18,371,203
Restricted ordinary shares | General and administrative expenses
SHARE-BASED COMPENSATION
Share-based compensation expenses | ¥		¥ 173,156,580								207,871,076
Restricted ordinary shares | Mr. Yi'nan Li
SHARE-BASED COMPENSATION
Restricted ordinary shares not to repurchased (in shares)		9,798,125
Restricted ordinary shares | Mr. Mingming Huang
SHARE-BASED COMPENSATION
Restricted ordinary shares not to repurchased (in shares)		451,000
Restricted ordinary shares | ELLY Holdings
SHARE-BASED COMPENSATION
Vesting period				4 years
Shares Issued / Transferred				3,307,500
Ordinary shares, outstanding				6,615,000
Restricted ordinary shares | Smart Power Group Limited
SHARE-BASED COMPENSATION
Vesting period				3 years
Shares Issued / Transferred				1,804,000
Restricted ordinary shares | Smart Power Group Limited | Tranche One
SHARE-BASED COMPENSATION
Vesting percentage			25.00%
Restricted ordinary shares | Smart Power Group Limited | Tranche Two
SHARE-BASED COMPENSATION
Vesting percentage								75.00%
Unvested restricted share units
SHARE-BASED COMPENSATION
Share-based compensation expenses | ¥								¥ 21,914,217	¥ 7,602,522	375,123
Number of Shares
Unvested balance as of the beginning								1,744,600
Granted (in shares)								2,187,700
Vested (in shares)								(473,650)
Forfeited (in shares)								(750)
Unvested balance as of the end								3,457,900	1,744,600
Weighted average grant date fair value of restricted shares units
Unvested balance as of the beginning (in dollars per share) | $ / shares							$ 3.64
Granted (in dollars per share) | $ / shares							3.81
Vested (in dollars per share) | $ / shares							3.70
Forfeited (in dollars per share) | $ / shares							3.89
Unvested balance as of the end (in dollars per share) | $ / shares							$ 3.74
Unvested restricted share units | Research and development expenses
SHARE-BASED COMPENSATION
Share-based compensation expenses | ¥								¥ 6,021,889	¥ 1,146,846
Unvested restricted share units | General and administrative expenses
SHARE-BASED COMPENSATION
Share-based compensation expenses | ¥								¥ 8,487,530	¥ 4,233,758	¥ 375,123